Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations
On April 14, 2014, the Company entered into a Master Acquisition Agreement (the “Acquisition Agreement”) with Zebra Technologies Corporation to sell the Company’s Enterprise business for $3.45 billion in cash. Certain assets of the Enterprise business will be excluded from the transaction and retained by the Company, including the Company’s iDEN business, and other assets and certain liabilities as specified in the Acquisition Agreement. The transaction is expected to close by the end of 2014. The historical financial results of the Enterprise business, excluding those assets and liabilities retained in the transaction, are reflected in the Company's consolidated financial statements and footnotes as discontinued operations for all periods presented.
On January 1, 2012, the Company completed a series of transactions which resulted in exiting the amateur, marine and airband radio businesses.  The operating results of the amateur, marine and airband radio businesses are reported as discontinued operations in the consolidated statements of operations for all periods presented.
On October 28, 2011, the Company completed the sale of its wireless broadband businesses. During the year ended December 31, 2011, the Company recorded a pre-tax gain related to the sale of the wireless broadband businesses of $40 million, net of closing costs, in its results from discontinued operations. The operating results of the wireless broadband businesses are reported as discontinued operations in the statements of operations for all periods presented.
On April 29, 2011, the Company completed the sale of certain assets and liabilities of its Networks business to Nokia Siemens Networks ("NSN"). The results of operations of the portions of the Networks business sold are reported as discontinued operations for all periods presented. Based on the terms and conditions of the Networks business divestiture, the sale was subject to a purchase price adjustment that was contingent upon the review of final assets and liabilities transferred to NSN and was based on the change in net assets from the original agreed upon sale date. During the year ended December 31, 2011, the Company received approximately $1.0 billion of net proceeds and recorded a pre-tax gain related to the completion of this sale of $434 million, net of closing costs, and an agreed upon purchase price adjustment of $120 million in its results from discontinued operations.
On January 4, 2011, the distribution of Motorola Mobility was completed. The stockholders of record as of the close of business on December 21, 2010 received one share of Motorola Mobility common stock for each eight shares of the Company’s common stock held as of the record date. Immediately following the distribution, the Company changed its name to Motorola Solutions, Inc. The distribution was structured to be tax-free to Motorola Solutions and its stockholders for U.S. tax purposes (other than with respect to any cash received in lieu of fractional shares). The historical financial results of Motorola Mobility are reflected in the Company’s consolidated financial statements and footnotes as discontinued operations for all periods presented.
The following table displays summarized activity in the Company’s consolidated statements of operations for discontinued operations during the years ended December 31, 2013, 2012, and 2011.

Years ended December 31	2013	2012	2011
Net sales	$2,469	$2,429	$3,812
Operating earnings	268	347	460
Gains on sales of investments and businesses, net	3	7	474
Earnings before income taxes	266	341	925
Income tax expense	100	130	349
Earnings from discontinued operations, net of tax	166	211	576

The following table displays a summary of the assets and liabilities held for sale as of December 31, 2013 and 2012:

	2013	2012
Assets
Accounts receivable, net	$551	$523
Deferred income taxes	219	234
Inventories, net	175	174
Other current assets	134	136
Property, plant and equipment, net	115	108
Investments	19	16
Goodwill	1,149	1,149
Other assets	95	134
	$2,457	$2,474
Liabilities
Accounts payable	$231	$180
Accrued liabilities	639	639
Other liabilities	171	174
	$1,041	$993